Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 468,587	¥ 465,703	¥ 540,973
Addition	1,653	10,298	19,865
Effect of change on tax rate	3,710	30,001	0
Written off for expiration of net operating losses	(4,371)	(20,022)	(2,380)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(10,619)	(17,393)	(92,755)
Balance at end of the period	¥ 458,960	¥ 468,587	¥ 465,703